Other assets - Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of change in asset retirement obligation (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Other assets-Other / Other liabilities [Abstract]
Balance at beginning of year	¥ 16,193	¥ 15,512
Provision for the year	757	161
Settled during the year	(233)	(413)
Revisions in estimated cash flows	5,219	933
Balance at end of year	¥ 21,936	¥ 16,193